SEGMENT INFORMATION (Segment Information, by Segment) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Management fees and commissions										$ 20,818	$ 18,347	$ 15,272
Management fees and commissions - related party										32,441	38,729	17,792
Sale of real estate										2,271	417	3,937
Sale of real estate—related party												9,535
Rental and other income										8,526	5,140	4,000
Total revenue		22,876	15,240	14,110	11,830	32,620	12,776	8,510	8,727	64,056	62,633	50,536
Operating expenses										86,558	63,254	68,319
Depreciation and amortization										4,937	2,798	1,618
Total operating expenses		36,694	20,940	18,420	15,441	24,820	15,569	13,138	12,525	91,495	66,052	69,937
Equity in joint venture income										21,527	12,507	10,548
Interest income from loan pool participations and notes receivable		2,130	3,712	2,876	538	2,051	1,048	2,241	2,546	9,256	7,886	11,855
Operating income		(2,633)	(140)	3,674	2,443	15,197	(2,391)	164	4,004	3,344	16,974	3,002
Interest income										133	285	192
Interest income—related party										2,805	2,021	662
Loss on early extinguishment of corporate debt												(4,788)
Acquisition related gains	22,800									25,476	6,348	2,108
Gain on sale of marketable securities										4,353
Gain on early extinguishment of mortgage debt												16,670
Acquisition-related expenses										(675)
Interest expense										(28,595)	(20,507)	(7,634)
Income from continuing operations before benefit from (provision for) income taxes		15,409	(6,642)	(2,135)	209	9,635	(7,873)	649	2,710	6,841	5,121	10,212
Benefit from (provision for) income taxes		(4,913)	2,500	1,138	1,483	(148)	2,997	(172)	(663)	208	2,014	(3,727)
Income from continuing operations		10,496	(4,142)	(997)	1,692					7,049	7,135	6,485
Discontinued operations
Income from discontinued operations, net of income taxes					2					2	8
(Loss) gain from sale of real estate, net of income taxes					(212)					(212)	335
Net income		10,496	(4,142)	(997)	1,482	9,487	(4,876)	477	2,047	6,839	7,478	6,485
Assets	1,283,789	1,283,789				792,776				1,283,789	792,776
Investments [Member]
Segment Reporting Information [Line Items]
Sale of real estate										2,271	417	3,937
Sale of real estate—related party												9,535
Rental and other income										8,526	5,140	4,000
Total revenue										10,797	5,557	17,472
Operating expenses										36,820	19,302	26,243
Depreciation and amortization										4,427	2,420	1,342
Total operating expenses										41,247	21,722	27,585
Equity in joint venture income										21,527	12,507	10,548
Interest income from loan pool participations and notes receivable										9,256	7,886	11,855
Operating income										333	4,228	12,290
Interest income—related party										2,805	2,021
Acquisition related gains										25,476	6,348	2,108
Gain on sale of marketable securities										4,353
Gain on early extinguishment of mortgage debt												16,670
Acquisition-related expenses										(675)
Interest expense										(2,460)	(1,552)	(676)
Income from continuing operations before benefit from (provision for) income taxes										29,622	11,388	30,392
Income from continuing operations										29,832	11,045	30,392
Discontinued operations
Income from discontinued operations, net of income taxes										2	8
(Loss) gain from sale of real estate, net of income taxes										(212)	335
Assets	1,070,607	1,070,607				591,459				1,070,607	591,459
Expenditures for long lived assets										118,959	2,680	23,764
Services [Member]
Segment Reporting Information [Line Items]
Management fees and commissions										20,818	18,347	15,272
Management fees and commissions - related party										32,441	38,729	17,792
Total revenue										53,259	57,076	33,064
Operating expenses										33,087	31,356	23,584
Depreciation and amortization										161	143	117
Total operating expenses										33,248	31,499	23,701
Operating income										20,011	25,577	9,363
Income from continuing operations before benefit from (provision for) income taxes										20,011	25,577	9,363
Discontinued operations
Assets	105,370	105,370				66,406				105,370	66,406
Corporate [Member]
Segment Reporting Information [Line Items]
Rental and other income
Total revenue
Operating expenses										16,651	12,596	18,492
Depreciation and amortization										349	235	159
Total operating expenses										17,000	12,831	18,651
Operating income										(17,000)	(12,831)	(18,651)
Interest income										133	285	192
Interest income—related party												662
Loss on early extinguishment of corporate debt												(4,788)
Interest expense										(26,135)	(18,955)	(6,958)
Income from continuing operations before benefit from (provision for) income taxes										(43,002)	(31,501)	(29,543)
Benefit from (provision for) income taxes										208	2,014	(3,727)
Discontinued operations
Net income										(42,794)	(29,487)	(33,270)
Assets	$ 107,812	$ 107,812				$ 134,911				$ 107,812	$ 134,911